Stock Based Compensation - Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	63,000
Weighted Average Price	$ 20.96
Weighted Average Life Remaining	2 years 3 months
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15.01
Range of Exercise Prices, Upper Limit	$ 20.00
Options Outstanding | shares	24,000
Weighted Average Price	$ 1,843.00
Weighted Average Life Remaining	2 years 6 months
Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 22.50
Options Outstanding | shares	25,500
Weighted Average Price	$ 20.83
Weighted Average Life Remaining	1 year 11 months
Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 22.50
Options Outstanding | shares	13,500
Weighted Average Price	$ 25.72
Weighted Average Life Remaining	2 years 4 months